THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%

	Shares	Value

CHINA — 2.1%
NetEase ADR	4,435	$2,033,093

GERMANY — 3.7%
Beiersdorf	30,238	3,616,746

NETHERLANDS — 4.1%
ASML Holding	11,486	4,070,564

SOUTH KOREA — 1.6%
Samsung Electronics GDR	1,344	1,632,903

SPAIN — 1.7%
Amadeus IT Group	33,175	1,661,751

SWITZERLAND — 8.7%
Nestle	35,217	4,184,850
Roche Holding	12,384	4,303,157

		8,488,007

UNITED KINGDOM — 7.5%
Reckitt Benckiser Group	29,996	3,033,852
St. James’s Place	142,815	1,766,115
Unilever	41,759	2,506,417

		7,306,384

UNITED STATES — 65.6%

Communication Services — 4.5%
Electronic Arts *	19,352	2,740,630
Fox	62,964	1,622,583

		4,363,213

Consumer Discretionary — 4.5%
Booking Holdings * (a)	2,633	4,376,388

Consumer Staples — 6.8%
Altria Group	21,858	899,457
Estee Lauder, Cl A *	12,017	2,373,838
Philip Morris International (a)	44,013	3,380,638

		6,653,933

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials — 14.2%
Charles Schwab	60,807	$2,015,752
FactSet Research Systems	7,094	2,456,652
Moody’s	21,549	6,061,734
S&P Global	9,651	3,380,263

		13,914,401

Health Care — 8.7%
Becton Dickinson	9,977	2,806,929
ICON *	12,107	2,245,364
Johnson & Johnson	23,955	3,491,681

		8,543,974

Information Technology — 26.9%
Check Point Software Technologies *	22,549	2,826,517
Intuit	11,371	3,483,733
Microsoft	32,214	6,604,192
VeriSign *	24,353	5,155,043
Visa, Cl A (a)	43,179	8,221,282

		26,290,767

		64,142,676

Total Common Stock
(Cost $78,106,819)		92,952,124

Total Investments— 95.0%
(Cost $78,106,819)		$92,952,124

Percentages are based on Net Assets of $97,804,180.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

S&P — Standard & Poor’s

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JULY 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

INV-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.9%

	Shares	Value

AUSTRIA — 0.9%
Erste Group Bank *	19,667	$439,541

BRAZIL — 3.6%
Ambev *	12,394	33,117
Ambev ADR *	145,009	388,624
Banco do Brasil *	52,275	338,806
Engie Brasil Energia	40,897	361,457
Petroleo Brasileiro ADR	75,140	651,464

		1,773,468

CHINA — 14.9%
	20,271	64,504
Alibaba Group Holding ADR *	17,867	4,484,974
Chengdu Hongqi Chain, Cl A (a)	145,899	210,085
Chengdu Hongqi Chain, Cl A (b)	29,800	42,910
Hengli Petrochemical, Cl A (c)	125,900	293,487
Hengli Petrochemical, Cl A (d)	4,000	9,325
NetEase ADR	1,972	904,004
Sany Heavy Industry, Cl A	129,951	393,046
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	79,900	522,020
Wuliangye Yibin, Cl A (b)	11,856	369,465
Wuliangye Yibin, Cl A (a)	4,100	127,767

		7,421,587

DENMARK — 1.0%
Carlsberg, Cl B	3,354	494,155

HONG KONG — 26.6%
AIA Group	99,400	898,425
Air China, Cl H	28,000	17,378
Alibaba Group Holding *	2,200	69,830
Anhui Conch Cement, Cl H	65,500	494,829
China Construction Bank, Cl H	1,172,000	858,940
China Life Insurance, Cl H	224,000	516,198
China Mobile	22,500	154,157
China Resources Gas Group	54,000	266,161
China Resources Land	146,000	608,475
CSPC Pharmaceutical Group	317,200	665,489

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Geely Automobile Holdings	246,000	$517,380
JD.com, Cl A *	600	18,642
Li Ning	94,000	302,612
Ping An Insurance Group of China, Cl H	117,000	1,239,413
Sun Art Retail Group	233,000	323,486
Techtronic Industries	47,500	496,132
Tencent Holdings	62,200	4,285,670
Want Want China Holdings	515,000	380,758
Weichai Power, Cl H	299,000	645,052
WH Group	525,000	466,730

		13,225,757

HUNGARY — 0.9%
MOL Hungarian Oil & Gas *	34,838	205,355
Richter Gedeon Nyrt	10,761	250,290

		455,645

INDIA — 2.1%
Bharat Electronics	238,354	305,380
Dr Reddy’s Laboratories	976	58,981
HDFC Bank *	33,165	457,849
ITC	83,435	216,527

		1,038,737

INDONESIA — 0.8%
Telekomunikasi Indonesia Persero	1,886,000	392,366

LUXEMBOURG — 0.4%
Ternium ADR * (e)	12,285	177,027

MALAYSIA — 0.2%
Genting	133,000	121,198

MEXICO — 2.8%
Grupo Aeroportuario del Sureste ADR *	2,583	257,861
Grupo Mexico	206,935	525,636
Wal-Mart de Mexico	249,801	589,608

		1,373,105

RUSSIA — 2.0%
LUKOIL PJSC ADR	9,497	650,259

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)
MMC Norilsk Nickel PJSC ADR	13,597	$358,553

		1,008,812

SOUTH AFRICA — 2.0%
Bidcorp	25,414	418,922
FirstRand	85,412	194,710
Netcare	264,350	211,123
Old Mutual	238,131	160,397

		985,152

SOUTH KOREA — 11.2%
Fila Holdings	12,208	342,242
Hana Financial Group	19,777	489,694
Kakao	1,723	496,769
LG	8,144	505,839
Orion	1,973	221,909
Samsung Electronics	69,360	3,370,777
Samsung Life Insurance	3,331	132,943

		5,560,173

TAIWAN — 13.7%
Accton Technology	45,000	352,541
Delta Electronics	78,000	532,523
MediaTek	44,000	1,052,894
Novatek Microelectronics	47,000	465,275
Taiwan Semiconductor Manufacturing	278,000	4,037,925
Yageo	27,000	358,531

		6,799,689

THAILAND — 0.7%
Advanced Info Service	58,700	348,256

TURKEY — 1.1%
Haci Omer Sabanci Holding	253,446	306,508
Migros Ticaret *	8,649	55,794
TAV Havalimanlari Holding	65,504	157,083

		519,385

UNITED ARAB EMIRATES — 0.8%
Aldar Properties PJSC	406,169	191,750
Emaar Properties PJSC *	323,461	226,595

		418,345

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 3.1%
Anglo American (e)	25,533	$626,746
Polymetal International (e)	22,214	552,507
X5 Retail Group GDR	10,199	383,075

		1,562,328

UNITED STATES — 5.1%

Consumer Discretionary — 3.6%
JD.com ADR *	18,491	1,179,541
Yum China Holdings *	12,109	620,465

		1,800,006

Materials — 1.5%
Vale ADR, Cl B *	64,330	748,801

		2,548,807

Total Common Stock (Cost $40,465,670)		46,663,533

Total Investments— 93.9% (Cost $40,465,670)		$46,663,533

Percentages are based on Net Assets of $49,707,464.

*	Non-income producing security.
(a)	Security is traded on the Shenzhen Stock Exchange
(b)	Security is traded on the Shenzhen-Hong Kong Stock Connect
(c)	Security is traded on the Shanghai-Hong Kong Stock Connect
(d)	Security is traded on the Shanghai Stock Exchange
(e)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2020 (Unaudited)

The following table summarizes the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value.

Investments in Securities	Level 1	Level 2	Level 3		Total

Common Stock
Austria	$439,541	$—	$		$439,541
Brazil	1,773,468	—		—	1,773,468
China	7,128,100	293,487		—	7,421,587
Denmark	494,155	—		—	494,155
Hong Kong	9,202,775	4,022,982		—	13,225,757
Hungary	455,645	—		—	455,645
India	1,038,737	—		—	1,038,737
Indonesia	392,366	—		—	392,366
Luxembourg	177,027	—		—	177,027
Malaysia	121,198	—		—	121,198
Mexico	1,373,105	—		—	1,373,105
Russia	1,008,812	—		—	1,008,812
South Africa	985,152	—		—	985,152
South Korea	5,217,931	342,242		—	5,560,173
Taiwan	6,799,689	—		—	6,799,689
Thailand	348,256	—		—	348,256
Turkey	519,385	—		—	519,385
United Arab Emirates	418,345	—		—	418,345
United Kingdom	1,562,328	—		—	1,562,328
United States	2,548,807	—		—	2,548,807

Total Investments in Securities	$42,004,822	$4,658,711	$		$46,663,533

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or Statement of Additional Information.

INV-QH-001-0600